Changes in presentation of financial statements (Tables)	12 Months Ended
Dec. 31, 2018
Changes in presentation of financial statements
Operating results of discontinued operations

($ millions)	2018	2017	2016
Total revenues	9,698	10,028	9,984
Total cost of sales	(7,378)	(7,501)	(7,597)
Gross profit	2,320	2,527	2,387
Expenses	(1,326)	(1,376)	(1,278)
Income from operations	994	1,152	1,108
Net interest and other finance expense	(55)	(42)	(58)
Non-operational pension (cost) credit	12	9	—
Income from discontinued operations before taxes	951	1,119	1,050
Provision for taxes	(228)	(273)	(251)
Income from discontinued operations, net of tax	723	846	799

Major components of assets and liabilities held for sale of discontinued operations

	December 31,
($ in millions)	2018	2017
Receivables, net	2,377	2,406
Contract assets	1,236	1,008
Inventories, net	1,457	1,518
Other current assets	94	111
Current assets held for sale	5,164	5,043

Property, plant and equipment, net	1,477	1,559
Goodwill	1,620	1,663
Other non-current assets	330	338
Non-current assets held for sale	3,427	3,560

Accounts payable, trade	1,732	1,683
Contract liabilities	998	1,116
Other current liabilities	1,455	1,721
Current liabilities held for sale	4,185	4,520

Pension and other employee benefits	268	293
Other non-current liabilities	161	177
Non-current liabilities held for sale	429	470

Schedule of changes in prior period amounts

December 31, 2017
($ in millions)	Previous classification	Adjusted presentation		Previous classification	Adjusted presentation
Consolidated Balance Sheet
Current assets			Current liabilities
Receivables, net(1)	7,002	5,861	Contract liabilities(2)(3)(4)	—	1,792
Contract assets(1)	—	1,141	Billings in excess of sales(2)	744	—
Inventories, net(3)	3,591	3,737	Advances from customers(2)(3)	1,047	—
			Other current liabilities(4)	3,510	3,509

Total assets	43,262	43,458	Total liabilities	27,913	28,109
(1)	$1,141 million of unbilled receivables previously included in Receivables have been reclassified to Contract assets.
(2)	Amounts previously presented as Billings in excess of sales and Advances from customers have been reclassified to Contract liabilities.
(3)

$146 million of advances from customers, previously recorded net within Inventories, have been reclassified to Advances from customers that are now recorded within Contract liabilities. This accounting change also increased the amounts previously reported at December 31, 2017 and 2016, for the respective Total assets for the operating segments.

(4)	Certain amounts recorded as deferred revenues, totaling $1 million, have been reclassified from Other current liabilities to Contract liabilities.

Schedule of changes affecting operating segments

	2017		2016
($ millions)	EPC-RM	EPC-PG	EPC-RM	EPC-PG
Third-party revenues	5	526	18	897
Operational EBITA	(82)	(55)	(9)	(13)
Total assets	18	680	13	853
Depreciation and amortization	—	2	—	6
Capital expenditure	—	—	—	3